UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
                  Utica, NY 13502
                  United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  114

Form 13F Information Table Value Total: $290,659
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name


28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     4394 50916.000 SH      Sole                50916.000
ABB Ltd.                       COM              000375204     4178 186105.000 SH     Sole               186105.000
AT&T Inc.                      COM              00206R102     2058 70063.000 SH      Sole                70063.000
Abbott Laboratories            COM              002824100     1426 29758.000 SH      Sole                29758.000
Air Products & Chemicals       COM              009158106     1275 14015.000 SH      Sole                14015.000
Apache Corp.                   COM              037411105     3130 26249.000 SH      Sole                26249.000
Apple Computer                 COM              037833100      802 2485.000 SH       Sole                 2485.000
Automatic Data Processing      COM              053015103     1822 39364.000 SH      Sole                39364.000
BHP Billiton Ltd.              COM              088606108     2872 30910.000 SH      Sole                30910.000
Baker Hughes Inc               COM              057224107     3283 57425.000 SH      Sole                57425.000
Bank of America Corp.          COM              060505104      278 20813.000 SH      Sole                20813.000
Baxter International Inc.      COM              071813109     1315 25970.000 SH      Sole                25970.000
Becton Dickinson & Co.         COM              075887109     5617 66463.000 SH      Sole                66463.000
Boeing Co.                     COM              097023105      988 15140.000 SH      Sole                15140.000
Bristol-Myers Squibb           COM              110122108      214 8070.000 SH       Sole                 8070.000
Buckle Inc                     COM              118440106      953 25220.000 SH      Sole                25220.000
CVS Caremark Corp.             COM              126650100      226 6500.000 SH       Sole                 6500.000
Carpenter Technology Corp.     COM              144285103      201 5000.000 SH       Sole                 5000.000
Chevron Corp.                  COM              166764100     3032 33228.000 SH      Sole                33228.000
Cisco Systems Inc.             COM              17275R102     4922 243310.000 SH     Sole               243310.000
Citigroup, Inc.                COM              172967101      158 33350.000 SH      Sole                33350.000
Coach Inc.                     COM              189754104     5291 95655.000 SH      Sole                95655.000
Coca Cola Co.                  COM              191216100     1863 28325.000 SH      Sole                28325.000
Colgate Palmolive Co.          COM              194162103     6577 81835.000 SH      Sole                81835.000
ConocoPhillips                 COM              20825C104     6056 88923.000 SH      Sole                88923.000
Corning Inc.                   COM              219350105     3032 156955.000 SH     Sole               156955.000
Diamond Offshore Drilling      COM              25271C102     1540 23025.000 SH      Sole                23025.000
Digital Realty Trust           COM              253868103     1043 20235.000 SH      Sole                20235.000
DuPont de Nemours              COM              263534109     3133 62805.000 SH      Sole                62805.000
Eastern Insurance Holdings, In COM              276534104      720 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     1875 18473.000 SH      Sole                18473.000
Eaton Vance Corp               COM              278265103     1749 57870.000 SH      Sole                57870.000
Emerson Electric Co.           COM              291011104     2939 51405.000 SH      Sole                51405.000
Exxon Mobil Corp.              COM              30231G102     6044 82660.998 SH      Sole                82660.998
Family Dollar Stores, Inc.     COM              307000109     1383 27825.000 SH      Sole                27825.000
Freeport-McMoRan Copper & Gold COM              35671D857     3323 27670.000 SH      Sole                27670.000
General Dynamics               COM              369550108     2637 37160.000 SH      Sole                37160.000
General Electric Co.           COM              369604103     3721 203459.000 SH     Sole               203459.000
Goldcorp Inc.                  COM              380956409     1788 38880.000 SH      Sole                38880.000
Google, Inc.                   COM              38259P508      413  695.000 SH       Sole                  695.000
HSBC Holdings PLC ADR          COM              404280406      531 10410.000 SH      Sole                10410.000
Harris Corp.                   COM              413875105     5076 112042.000 SH     Sole               112042.000
Harsco Corp.                   COM              415864107     1647 58140.000 SH      Sole                58140.000
Hess Corp                      COM              42809H107      385 5025.000 SH       Sole                 5025.000
Hewlett Packard Co Com         COM              428236103     3223 76545.000 SH      Sole                76545.000
Honeywell International Inc.   COM              438516106     1806 33975.000 SH      Sole                33975.000
ITT Corporation                COM              450911102     4044 77596.000 SH      Sole                77596.000
Illinois Tool Works            COM              452308109     4905 91845.000 SH      Sole                91845.000
Intel Corp.                    COM              458140100     1806 85900.000 SH      Sole                85900.000
International Business Machine COM              459200101     4259 29021.000 SH      Sole                29021.000
J M Smucker Co.                COM              832696405     1261 19205.000 SH      Sole                19205.000
JP Morgan Chase & Co.          COM              46625H100      210 4952.000 SH       Sole                 4952.000
Johnson & Johnson              COM              478160104     3876 62672.000 SH      Sole                62672.000
Johnson Controls Inc.          COM              478366107     4938 129275.000 SH     Sole               129275.000
KeyCorp                        COM              493267108      167 18852.000 SH      Sole                18852.000
Kimberly-Clark Corp.           COM              494368103      799 12680.000 SH      Sole                12680.000
Kroger Company                 COM              501044101     4101 183386.000 SH     Sole               183386.000
Lockheed Martin Corp.          COM              539830109     1158 16565.000 SH      Sole                16565.000
M&T Bank Corp.                 COM              55261F104     2391 27465.000 SH      Sole                27465.000
Marathon Oil Corporation       COM              565849106     5156 139225.000 SH     Sole               139225.000
Mattel, Inc.                   COM              577081102     1602 63010.000 SH      Sole                63010.000
McCormick & Co. Inc.           COM              579780206     3242 69683.000 SH      Sole                69683.000
McDonalds Corp.                COM              580135101     1621 21120.000 SH      Sole                21120.000
Medtronic, Inc.                COM              585055106     1605 43285.000 SH      Sole                43285.000
Microsoft Corp.                COM              594918104     5484 196473.000 SH     Sole               196473.000
Morgan Stanley                 COM              617446448     2730 100325.000 SH     Sole               100325.000
NextEra Energy, Inc. (Formerly COM              65339f101     1075 20685.000 SH      Sole                20685.000
Nike Inc.                      COM              654106103     4130 48355.000 SH      Sole                48355.000
Northern Trust Corporation     COM              665859104     2869 51785.000 SH      Sole                51785.000
Novartis AG ADR                COM              66987V109      228 3875.000 SH       Sole                 3875.000
Nucor Corp.                    COM              670346105     2662 60740.000 SH      Sole                60740.000
PPG Industries Inc.            COM              693506107     1747 20780.000 SH      Sole                20780.000
PPL Corporation                COM              69351T106     1611 61205.000 SH      Sole                61205.000
Pepsico Inc.                   COM              713448108     5384 82408.000 SH      Sole                82408.000
Procter & Gamble Co.           COM              742718109      636 9886.000 SH       Sole                 9886.000
Rayonier Inc.                  COM              754907103     1074 20454.000 SH      Sole                20454.000
Raytheon Co.                   COM              755111507     1409 30410.000 SH      Sole                30410.000
SPDR KBW Bank                  COM              78464A797     3789 146245.000 SH     Sole               146245.000
Sanofi-Aventis ADR             COM              80105N105      792 24585.000 SH      Sole                24585.000
Southern Company               COM              842587107     1041 27237.000 SH      Sole                27237.000
Spectra Energy                 COM              847560109     1155 46200.000 SH      Sole                46200.000
St. Jude Medical               COM              790849103      203 4750.000 SH       Sole                 4750.000
State Street Corp.             COM              857477103      209 4500.000 SH       Sole                 4500.000
Sysco Corp                     COM              871829107     1286 43725.000 SH      Sole                43725.000
T. Rowe Price Group Inc.       COM              74144T108     6801 105377.000 SH     Sole               105377.000
Teva Pharmaceutical ADR        COM              881624209     5358 102785.000 SH     Sole               102785.000
The Bank of New York Mellon Co COM              064058100     1859 61552.000 SH      Sole                61552.000
The TJX Companies, Inc.        COM              872540109     4261 95995.000 SH      Sole                95995.000
Total ADR                      COM              89151E109     1927 36025.000 SH      Sole                36025.000
Tupperware Brands Corporation  COM              899896104     5952 124855.000 SH     Sole               124855.000
Unilever PLC ADR               COM              904767704     1205 39021.000 SH      Sole                39021.000
United Technologies Corp.      COM              913017109     4084 51875.000 SH      Sole                51875.000
VF Corp.                       COM              918204108     1195 13870.000 SH      Sole                13870.000
Verizon Communications Inc.    COM              92343V104     1860 51979.000 SH      Sole                51979.000
Wal-Mart Stores                COM              931142103      224 4150.000 SH       Sole                 4150.000
Walt Disney Co.                COM              254687106      202 5387.000 SH       Sole                 5387.000
Waste Management Inc.          COM              94106L109     1336 36225.000 SH      Sole                36225.000
Whirlpool Corp.                COM              963320106     1271 14310.000 SH      Sole                14310.000
Yum Brands Inc.                COM              988498101     4696 95739.000 SH      Sole                95739.000
PowerShares DB Commodity Index ETF              73935S105     1067 38740.000 SH      Sole                38740.000
S&P 400 Mid-Cap Depository Rec ETF              78467Y107     9160 55625.000 SH      Sole                55625.000
S&P 500 Depository Receipt     ETF              78462F103     1595 12685.000 SH      Sole                12685.000
SPDR Gold Trust                ETF              78463V107     2633 18980.000 SH      Sole                18980.000
SPDR S&P Metals & Mining       ETF              78464A755      382 5552.000 SH       Sole                 5552.000
Vanguard Dividend Appreciation ETF              921908844      239 4540.000 SH       Sole                 4540.000
Vanguard Emerging Markets      ETF              922042858    10411 216240.000 SH     Sole               216240.000
Vanguard REIT Index            ETF              922908553     1048 18935.000 SH      Sole                18935.000
iShares MSCI EAFE Index Fund   ETF              464287465    12177 209155.000 SH     Sole               209155.000
iShares MSCI Emerging Markets  ETF              464287234      268 5625.000 SH       Sole                 5625.000
iShares Russell 1000 Growth In ETF              464287614      229 4005.000 SH       Sole                 4005.000
iShares Russell 2000 Index     ETF              464287655    10732 137165.000 SH     Sole               137165.000
Vanguard 500 Index Fund Admira                  922908710      271 2342.133 SH       Sole                 2342.133
Vanguard International Explore                  921946208      351 21026.471 SH      Sole                21026.471
Vanguard Wellington Fund - Adm                  921935201      275 5110.800 SH       Sole                 5110.800